Accumulated Other Comprehensive Income (Details) (USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009	May 31, 2008
Change during the period in components of accumulated other comprehensive income:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	$ 387.4	$ 98.2	$ (483.8)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	36.0	(66.3)	(52.0)
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Cumulative foreign currency translation adjustment	768.7	383.9	286.8	766.8
Net actuarial gain (loss) and prior service cost	(58.5)	(94.5)	(28.2)	23.8
Accumulated other comprehensive income	710.2	289.4	258.6	790.6
Accumulated Other Comprehensive Income (Loss) [Member]
Change during the period in components of accumulated other comprehensive income:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	384.8	97.1	(480.0)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	36.0	(66.3)	(52.0)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 420.8	$ 30.8	$ (532.0)